INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 1,805,119	$ 2,342,204
Deferred Income Tax Expense (Benefit)		(1,038,359)
Liability for Uncertainty in Income Taxes, Current	3,809	17,334
Unrecognized Tax Benefits	925,786	921,977	$ 904,643
Accrued interest and penalties		121,790
Foreign Startup Operation [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance	163,192	491,496
Deferred Income Tax Expense (Benefit)	$ 163,192	$ 491,496